Cash and Bank Balances (Details)	6 Months Ended
Jun. 30, 2025
Cash and Bank Balances [Line Items]
Short term deposits, maturity period	14 days
Bank overdrafts interest	4.00%
Bottom of Range [Member]
Cash and Bank Balances [Line Items]
Bank overdrafts interest	7.00%
Top of Range [Member]
Cash and Bank Balances [Line Items]
Bank overdrafts interest	10.00%